Dividends - Dividend Policy (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	35.00%
(Loss)/profit attributable to the owners of Sibanye-Stillwater	R 29,311.9	R 62.1	R (2,499.6)
Adjusted for:
Loss/(gain) on financial instruments	2,450.3	6,015.1	(1,704.1)
Gain on foreign exchange differences	255.0	(325.5)	(1,169.1)
Gain on disposal of property, plant and equipment	(98.8)	(76.6)	(60.2)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(121.4)	86.0	3,041.4
Gain on acquisition		(1,103.0)
Restructuring costs	436.2	1,252.4	142.8
Transaction costs	138.6	447.8	402.5
Gain on derecognition of borrowings and derivative instrument			(230.0)
Occupational healthcare expense	52.3	(39.6)	15.4
Loss on BTT early settlement	186.2
Income on settlement of legal dispute	(580.0)
Loss due to dilution of interst in joint operation	30.2
Loss on settlement of convertible bond	1,506.7
Other			(18.7)
Change in estimated deferred tax rate	54.0	(1,551.0)	1,295.2
Share of results of equity-accounted investees after tax	(1,699.8)	(721.0)	(344.2)
Tax effect of the items adjusted above	(1,277.3)	(1,643.8)	(345.7)
NCI effect of the items listed above	(36.9)	(42.7)
Normalised earnings	30,607.2	2,360.2	(1,436.9)
Gold
Adjusted for:
Restructuring costs	108.1	357.0	R 14.2
Marikana operations
Adjusted for:
Restructuring costs	R 271.4	R 867.0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	25.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	35.00%